Reclassification of Prior Year Financial Statements (FY)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Reclassification of Prior Year Financial Statements
17.	RECLASSIFICATION OF PRIOR YEAR FINANCIAL STATEMENTS
Certain amounts in the 2018 financial statement were reclassified to conform to the 2019 financial statement presentation.